1
The GDL Fund
Schedule of Investments — March 31, 2024 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 49.3%
Aerospace  — 2.6%
50,000 Civitanavi Systems SpA ............. $ 327,970
400 Hawaiian Holdings Inc.† ............ 5,332
2,900 Hexcel Corp. ..................... 211,265
80,000 Kaman Corp. .................... 3,669,600
600 Spire Global Inc.† ................. 7,200
4,221,367
Automotive  — 0.4%
20,000 Iveco Group NV† ................. 297,763
600,000 Pinewood Technologies Group plc† ..... 290,799
588,562
Broadcasting  — 0.9%
96,000 TEGNA Inc. ..................... 1,434,240
Building and Construction  — 6.5%
35,700 Lennar Corp., Cl. B ................ 5,504,226
24,000 Masonite International Corp.† ........ 3,154,800
30,000 MDC Holdings Inc. ................ 1,887,300
10,546,326
Business Services  — 2.0%
3,000 Applus Services SA ................ 37,026
80,000 Clear Channel Outdoor Holdings Inc.† ... 132,000
110,000 Daseke Inc.† .................... 913,000
4,000 McGrath RentCorp ................ 493,480
30,000 SP Plus Corp.† ................... 1,566,600
10,000 Wincanton plc ................... 75,729
3,217,835
Cable and Satellite  — 0.2%
500 Lee Enterprises Inc.† ............... 6,665
30,000 Liberty Latin America Ltd., Cl. A† ...... 209,100
5,351 Liberty Latin America Ltd., Cl. C† ...... 37,404
253,169
Computer Software and Services  — 2.6%
60,000 Everbridge Inc.† .................. 2,089,800
7,200 Gen Digital Inc. ................... 161,280
125,500 HireRight Holdings Corp.† ........... 1,790,885
3,000 Playtech plc† .................... 17,471
10,000 Stratasys Ltd.† ................... 116,200
4,175,636
Consumer Products  — 1.0%
36,000 Capri Holdings Ltd.† ............... 1,630,800
2,900 iRobot Corp.† .................... 25,404
1,656,204
Consumer Services  — 0.0%
4,000 Adevinta ASA† ................... 41,929
Shares
Market
Value
Diversified Industrial  — 2.4%
10,000 Haynes International Inc. ............ $ 601,200
10,000 JSR Corp. ...................... 286,035
9,000 Target Hospitality Corp.† ............ 97,830
50,000 Textainer Group Holdings Ltd. ........ 2,500,000
7,000 United States Steel Corp. ............ 285,460
1,800 Valmet Oyj ...................... 47,364
30,000 Velan Inc. ....................... 129,563
3,947,452
Electronics  — 3.4%
44,000 Bel Fuse Inc., Cl. A ................ 3,115,640
2,000 MKS Instruments Inc. .............. 266,000
3,000 Rogers Corp.† ................... 356,070
14,000 Smart Metering Systems plc ......... 168,219
135,000 Vizio Holding Corp., Cl. A† ........... 1,476,900
62,000 Yamada Holdings Co. Ltd.† .......... 179,472
5,562,301
Energy and Utilities  — 8.8%
12,500 Alvopetro Energy Ltd. .............. 37,559
16,000 Avista Corp. ..................... 560,320
3,000 Encavis AG† ..................... 54,552
40,000 Endesa SA ...................... 740,738
200,000 Equitrans Midstream Corp. .......... 2,498,000
18,480 Exxon Mobil Corp. ................ 2,148,115
2,835 Green Plains Inc.† ................. 65,545
30,000 Greenvolt-Energias Renovaveis SA† .... 264,102
460,000 Gulf Coast Ultra Deep Royalty Trust ..... 5,440
3,000 Hess Corp. ...................... 457,920
8,000 ONEOK Inc. ..................... 641,360
8,000 Pioneer Natural Resources Co. ........ 2,100,000
90,000 PNM Resources Inc. ............... 3,387,600
12,000 Southwest Gas Holdings Inc. ......... 913,560
40,000 Southwestern Energy Co.† ........... 303,200
14,178,011
Entertainment  — 0.7%
35,000 Fox Corp., Cl. B ................... 1,001,700
70,000 IMAX China Holding Inc. ............ 61,442
7,748 Manchester United plc, Cl. A† ......... 108,162
1,171,304
Equipment and Supplies  — 0.1%
40,000 DS Smith plc .................... 200,278
Financial Services  — 3.3%
6,000 Cadence Bank .................... 174,000
8,000 Columbia Banking System Inc. ........ 154,800
5,500 Fanhua Inc., ADR† ................ 26,125
8,140 National Western Life Group Inc., Cl. A .. 4,004,554
23,200 Steel Partners Holdings LP† .......... 919,880

The GDL Fund
Schedule of Investments (Continued) — March 31, 2024 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Financial Services (Continued)
3,000 Vericity Inc.† .................... $ 34,050
5,313,409
Food and Beverage  — 1.7%
275,000 Carrols Restaurant Group Inc. ........ 2,615,250
35,349 Whole Earth Brands Inc.† ........... 170,736
2,785,986
Health Care  — 5.3%
20,000 Agiliti Inc.† ...................... 202,400
12,000 Amedisys Inc.† ................... 1,105,920
11,000 Axonics Inc.† .................... 758,670
9,000 Biohaven Ltd.† ................... 492,210
10,000 Catalent Inc.† .................... 564,500
55,000 Cerevel Therapeutics Holdings Inc.† .... 2,324,850
10,000 Fusion Pharmaceuticals Inc.† ......... 213,200
3,000 Globus Medical Inc., Cl. A† .......... 160,920
20,000 Idorsia Ltd.† ..................... 62,716
2,000 MorphoSys AG† .................. 144,997
81,500 Olink Holding AB, ADR† ............. 1,916,065
6,000 QIAGEN NV ..................... 257,940
30,000 R1 RCM Inc.† .................... 386,400
8,590,788
Hotels and Gaming  — 0.1%
500 Flutter Entertainment plc† ........... 99,647
Machinery  — 0.2%
25,000 CFT SpA†(a) ..................... 124,068
15,000 The L.S. Starrett Co., Cl. A† .......... 238,350
362,418
Metals and Mining  — 0.6%
46,000 Alamos Gold Inc., Cl. A ............. 678,500
20,000 Artemis Gold Inc.† ................ 119,892
69,800 Osino Resources Corp.† ............ 91,208
889,600
Real Estate  — 1.2%
9,500 Corem Property Group AB, Cl. B ....... 9,683
180,000 Tricon Residential Inc. .............. 2,007,000
2,016,683
Retail  — 0.5%
10,000 Albertsons Companies Inc., Cl. A ...... 214,400
7,000 Macy's Inc. ..................... 139,930
105,000 Sportsman's Warehouse Holdings Inc.† . 326,550
69,000 The Fresh Market Inc.†(a) ........... 0
2,000 Tod's SpA† ..................... 92,781
773,661
Semiconductors  — 0.1%
800 Siltronic AG ..................... 70,945
Shares
Market
Value
400 Tower Semiconductor Ltd.† .......... $ 13,380
10,000 Transphorm Inc.† ................. 49,100
133,425
Specialty Chemicals  — 0.5%
4,500 Mativ Holdings Inc. ................ 84,375
12,261 Novonesis (Novozymes) B ........... 718,580
800 Tronox Holdings plc ............... 13,880
816,835
Telecommunications  — 3.9%
280,000 HKBN Ltd. ...................... 104,818
100,000 Juniper Networks Inc. .............. 3,706,000
175,000 Koninklijke KPN NV ................ 654,377
30,000 Liberty Global Ltd., Cl. A† ........... 507,600
43,000 Orange Belgium SA† ............... 636,478
18,000 Parrot SA† ...................... 45,441
50,000 Spirent Communications plc ......... 126,215
30,000 Telefonica Deutschland Holding AG ..... 76,221
6,000 Telephone and Data Systems Inc. ...... 96,120
43,000 Telesat Corp.† ................... 369,800
6,323,070
Transportation  — 0.1%
40,000 Abertis Infraestructuras SA†(a) ....... 209,297
Wireless Communications  — 0.2%
713,121 NII Holdings Inc., Escrow† ........... 249,592
TOTAL COMMON STOCKS ......... 79,759,025
CLOSED-END FUNDS  — 0.6%
425,000 Altaba Inc., Escrow† ............... 1,020,000
RIGHTS  — 0.3%
Computer Software and Services  — 0.0%
1,000 Flexion Therapeutics Inc., CVR† ....... 650
Health Care  — 0.2%
21,000 ABIOMED Inc., CVR† ............... 36,750
70,000 Achillion Pharmaceuticals Inc., CVR† ... 35,000
104,000 Adamas Pharmaceuticals Inc., CVR† .... 5,200
104,000 Adamas Pharmaceuticals Inc., CVR† .... 5,200
40,000 Akouos Inc., CVR† ................ 30,000
6,000 Albireo Pharma Inc., CVR† ........... 13,500
79,391 Ambit Biosciences Corp., CVR†(a) ..... 0
64,000 Chinook Therapeutics Inc., CVR† ...... 25,600
4,000 CinCor Pharma Inc., CVR† ........... 12,000
25,000 Decibel Therapeutics Inc., CVR† ....... 18,750
28,000 Epizyme Inc., CVR† ................ 560
500,000 Gracell Biotechnologies Inc., CVR† ..... 20,000
30,000 Icosavax Inc., CVR† ............... 9,000
300,000 Innocoll, CVR†(a) ................. 0
125,000 Ipsen SA/Clementia, CVR†(a) ......... 0

The GDL Fund
Schedule of Investments (Continued) — March 31, 2024 (Unaudited)
Shares
Market
Value
RIGHTS (Continued)
Health Care (Continued)
10,000 Mirati Therapeutics Inc., CVR† ........ $ 5,000
23,000 Ocera Therapeutics, CVR†(a) ......... 1,438
3,000 Opiant Pharmaceuticals Inc., CVR† ..... 1,500
150,000 Orchard Therapeutics plc, CVR† ....... 12,000
100,000 Paratek Pharmaceuticals Inc., CVR† .... 2,000
3,000 Prevail Therapeutics Inc., CVR† ....... 600
2,000 Radius Health Inc., CVR† ............ 200
1,000 Sigilon Therapeutics Inc., CVR† ....... 7,550
11,000 Tobira Therapeutics Inc., CVR†(a) ...... 0
241,848
Metals and Mining  — 0.1%
10,000 Kinross Gold Corp., CVR†(a) ......... 0
419,000 Pan American Silver Corp., CVR† ...... 187,712
187,712
Paper and Forest Products  — 0.0%
24,000 Resolute Forest Products Inc., CVR† .... 48,000
TOTAL RIGHTS ................ 478,210
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS  — 52.4%
$ 85,590,000 U.S. Treasury Bills,
5.151% to 5.383%††, 04/11/24 to
08/29/24(b) ................... 84,680,202
TOTAL INVESTMENTS BEFORE
SECURITIES SOLD SHORT — 102.6%
(Cost $160,996,043) ............. $ 165,937,437
Shares
Market
Value
SECURITIES SOLD SHORT — (5.4)%
Building and Construction — (2.5)%
24,000 Lennar Corp., Cl. A ......................... $ 4,127,520
Shares
Market
Value
Energy and Utilities — (2.9)%
2,500 Chevron Corp. ............................. $ 394,350
1,690 EQT Corp. .................................. 62,648
36,388 Exxon Mobil Corp. ......................... 4,229,741
4,686,739
TOTAL SECURITIES SOLD SHORT
(Proceeds received $5,835,601)(c) ...... $ 8,814,259
(a) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b) At March 31, 2024, $4,375,000 of the principal amount was reserved and/or pledged with the custodian for securities sold short and forward foreign exchange contracts.
(c) At March 31, 2024, these proceeds are being held at Pershing LLC.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
CVR Contingent Value Right
Geographic Diversification
% of Total
Investments
Market
Value
Long Positions
North America ...................... 93.5% $ 155,178,212
Europe .............................. 6.1 10,081,333
Japan ............................... 0.3 465,507
Asia/Pacific ......................... 0.1 192,385
Latin America ....................... 0.0 * 20,000
Total Investments — Long Positions 100.0% $ 165,937,437
Short Positions
North America ...................... (5.3) % $ (8,814,259)
Total Investments — Short Positions (5.3)% $ (8,814,259)
* Amount represents less than 0.05%.
As of March 31, 2024, forward foreign exchange contracts outstanding were as follows:
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Appreciation
USD 2,929,380 EUR 2,700,000 State Street Bank and Trust Co. 04/26/24 $ 13,209